Available-for-sale securities by type (Details) - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Financial assets
Available-for-sale securities	$ 61,119	$ 60,710	$ 60,665
Parent Entity
Financial assets
Available-for-sale securities	56,513	55,800
Government and semi-government securities
Financial assets
Available-for-sale securities	42,979	43,382	46,255
Government and semi-government securities | Parent Entity
Financial assets
Available-for-sale securities	40,345	40,491
Other debt securities
Financial assets
Available-for-sale securities	17,756	16,863	14,323
Other debt securities | Parent Entity
Financial assets
Available-for-sale securities	16,101	15,252
Equity securities
Financial assets
Available-for-sale securities measured at cost	0	0	59
Available-for-sale securities	384	465	$ 87
Equity securities | Parent Entity
Financial assets
Available-for-sale securities measured at cost	0	0
Available-for-sale securities	$ 67	$ 57